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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended; September 30, 2009

Check here if Amendment [ ]; Amendment Number; ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MarshField Associates, Inc.
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                         Washington, DC            11/10/09
------------------------------------   -----------------------   ---------------
[Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________________
[Repeat as necessary.]

Marshfield Associates, Inc.
FORM 13F
30-Sep-09

                                                                                                               Voting Authority
                                                             Value    Shares/  Sh/  Put/  Invstmt    Other   ---------------------
Name of Issuer                  Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  -------  ------  ----
Berkshire Hathaway Class A      COM             084670108     14847       147  SH         Sole                   147
Berkshire Hathaway Class B      COM             084670207     25032      7533  SH         Sole                  7533
Brown & Brown, Inc.             COM             115236101     63659   3322475  SH         Sole               3322475
Burlington Northern Santa Fe C  COM             12189T104     36630    458855  SH         Sole                458855
Fairfax Financial Hldgs LTD     COM             303901102    174452    470563  SH         Sole                470563
Fastenal Co                     COM             311900104     20649    533569  SH         Sole                533569
HomeFed Corp                    COM             43739D307       544     23155  SH         Sole                 23155
J.P. Morgan Chase & Co.         COM             46625H100     17705    404032  SH         Sole                404032
Johnson & Johnson               COM             478160104      6697    109987  SH         Sole                109987
Leucadia National Corporation   COM             527288104     53062   2146514  SH         Sole               2146514
MDC Holdings                    COM             552676108      6815    196164  SH         Sole                196164
Markel Corp                     COM             570535104      3869     11732  SH         Sole                 11732
Martin Marietta Materials       COM             573284106     48115    522597  SH         Sole                522597
Mc Donald's Corporation         COM             580135101      7434    130268  SH         Sole                130268
Moody's Corp.                   COM             615369105     15234    744572  SH         Sole                744572
NVR Inc.                        COM             62944T105     42574     66796  SH         Sole                 66796
Odyssey Re Holdings             COM             67612W108    175343   2705490  SH         Sole               2705490
OneBeacon Insurance Group LT    COM             G67742109     12920    940313  SH         Sole                940313
Sysco Corp                      COM             871829107      8481    341305  SH         Sole                341305
US Bancorp                      COM             902973304     31279   1430864  SH         Sole               1430864
Vulcan Materials Co             COM             929160109     25192    465911  SH         Sole                465911
Wells Fargo & Company           COM             949746101     82364   2922793  SH         Sole               2922793
White Mountains Insurance Grou  COM             G9618E107      8087     26340  SH         Sole                 26340
YUM! Brands Inc                 COM             988498101     88653   2625975  SH         Sole               2625975
REPORT SUMMARY                            24 DATA RECORDS    969637               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED